Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Aug. 23, 2019 shares
Total current liabilities	$ 71,453	¥ 466,227	¥ 452,080
Total non-current liabilities	$ 9,425	¥ 61,499	¥ 37,264
Convertible preferred shares, authorized	500,000,000	500,000,000
Convertible preferred shares, issued			24,475,310
Convertible preferred shares, outstanding			14,972,760
Common stock par or stated value per share | $ / shares	$ 0.0001			$ 0.0001
Common stock shares authorized			475,868,900
Common stock shares issued			24,475,310		24,475,310
Common stock shares outstanding			14,972,760
Variable Interest Entity, Primary Beneficiary [Member]
Total current liabilities	$ 70,887	¥ 462,536	¥ 452,012
Total non-current liabilities	$ 9,425	¥ 61,499	¥ 37,264
Common Class A [Member]
Convertible preferred shares, authorized	300,000,000	300,000,000
Convertible preferred shares, issued	46,097,880	46,097,880
Convertible preferred shares, outstanding	36,595,330	36,595,330
Common stock par or stated value per share | $ / shares	$ 0.0001			0.0001
Common stock shares authorized	300,000,000	300,000,000
Common stock shares issued	46,097,880	46,097,880
Common stock shares outstanding	36,595,330	36,595,330
Common Class B [Member]
Convertible preferred shares, authorized	6,296,630	6,296,630
Convertible preferred shares, issued	6,296,630	6,296,630
Convertible preferred shares, outstanding	6,296,630	6,296,630
Common stock par or stated value per share | $ / shares	$ 0.0001			0.0001
Common stock shares authorized	6,296,630	6,296,630
Common stock shares issued	6,296,630	6,296,630
Common stock shares outstanding	6,296,630	6,296,630
Series A Redeemable Convertible Preferred Shares [Member]
Convertible preferred shares, par value per share | $ / shares	$ 0.0001			0.0001
Convertible preferred shares, authorized	0	0	1,335,370
Convertible preferred shares, issued	0	0	1,335,370
Convertible preferred shares, outstanding	0	0	1,335,370
Series A Redeemable Convertible Preferred Shares [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Convertible preferred shares, authorized					1,335,370
Series B Redeemable Convertible Preferred Shares [Member]
Convertible preferred shares, par value per share | $ / shares	$ 0.0001			0.0001
Convertible preferred shares, authorized	0	0	9,500,030
Convertible preferred shares, issued	0	0	9,500,030
Convertible preferred shares, outstanding	0	0	9,500,030
Series B Redeemable Convertible Preferred Shares [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Convertible preferred shares, authorized					9,500,030
Series C One Redeemable Convertible Preferred Shares [Member]
Convertible preferred shares, par value per share | $ / shares	$ 0.0001			0.0001
Convertible preferred shares, authorized	0	0	5,107,720
Convertible preferred shares, issued	0	0	5,107,720
Convertible preferred shares, outstanding	0	0	5,107,720
Series C One Redeemable Convertible Preferred Shares [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Convertible preferred shares, authorized					5,107,720
Series C Two Redeemable Convertible Preferred Shares [Member]
Convertible preferred shares, par value per share | $ / shares	$ 0.0001			0.0001
Convertible preferred shares, authorized	0	0	2,377,370
Convertible preferred shares, issued	0	0	2,377,370
Convertible preferred shares, outstanding	0	0	2,377,370
Series C Two Redeemable Convertible Preferred Shares [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Convertible preferred shares, authorized					2,377,370
Series D Redeemable Convertible Preferred Shares [Member]
Convertible preferred shares, par value per share | $ / shares	$ 0.0001			$ 0.0001
Convertible preferred shares, authorized	0	0	5,810,610
Convertible preferred shares, issued	0	0	5,810,610
Convertible preferred shares, outstanding	0	0	5,810,610
Series D Redeemable Convertible Preferred Shares [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Convertible preferred shares, authorized					5,810,610
Undesignated Common Shares [Member]
Common stock shares authorized	193,703,370	193,703,370
Common stock shares issued	0	0
Common stock shares outstanding	0	0